Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (11.3%)
*	Alphabet Inc. Class A	123,174	280,250
*	Alphabet Inc. Class C	114,024	260,064
*	Meta Platforms Inc. Class A	946,714	183,322
*	Netflix Inc.	182,026	35,939
*	Twitter Inc.	157,252	6,227
*	Take-Two Interactive Software Inc.	40,176	5,003
*	Live Nation Entertainment Inc.	23,863	2,268
			773,073
Consumer Discretionary (15.7%)
*	Amazon.com Inc.	179,407	431,329
*	Tesla Inc.	343,225	260,254
	Home Depot Inc.	325,369	98,505
	Lowe's Cos. Inc.	276,215	53,945
	McDonald's Corp.	137,843	34,765
	NIKE Inc. Class B	282,556	33,582
	Starbucks Corp.	240,518	18,881
*	O'Reilly Automotive Inc.	27,624	17,601
	Target Corp.	108,049	17,491
*	AutoZone Inc.	8,456	17,416
*	Chipotle Mexican Grill Inc.	7,734	10,847
	eBay Inc.	197,546	9,615
	Tractor Supply Co.	46,640	8,738
	Yum! Brands Inc.	55,759	6,773
	Hilton Worldwide Holdings Inc.	46,817	6,595
	Pool Corp.	16,422	6,546
	DR Horton Inc.	70,170	5,273
*	Ulta Beauty Inc.	12,439	5,263
*	Aptiv plc	45,439	4,827
*	Etsy Inc.	51,921	4,212
	Domino's Pizza Inc.	10,021	3,639
*	CarMax Inc.	35,124	3,487
	Garmin Ltd.	31,706	3,349
	Bath & Body Works Inc.	68,737	2,820
*	Caesars Entertainment Inc.	56,122	2,816
*	NVR Inc.	619	2,755
	LKQ Corp.	47,191	2,425
	Advance Auto Parts Inc.	12,293	2,334
	Newell Brands Inc.	82,369	1,766
*	Under Armour Inc. Class C	39,738	385
*	Under Armour Inc. Class A	31,337	332
			1,078,566

		Shares	Market Value ($000)
Consumer Staples (1.6%)
	Costco Wholesale Corp.	92,713	43,225
	PepsiCo Inc.	238,223	39,962
	Estee Lauder Cos. Inc. Class A	56,226	14,318
*	Monster Beverage Corp.	80,176	7,145
	Hershey Co.	26,843	5,683
			110,333
Energy (1.3%)
	Devon Energy Corp.	258,126	19,334
	EOG Resources Inc.	110,360	15,115
	Pioneer Natural Resources Co.	52,117	14,485
	Diamondback Energy Inc.	69,793	10,610
	Occidental Petroleum Corp.	149,023	10,329
	Hess Corp.	80,317	9,885
	ONEOK Inc.	78,667	5,180
	APA Corp.	82,016	3,855
			88,793
Financials (7.0%)
	JPMorgan Chase & Co.	557,342	73,697
	Bank of America Corp.	1,282,294	47,701
	Goldman Sachs Group Inc.	139,178	45,490
	S&P Global Inc.	88,591	30,961
	Charles Schwab Corp.	419,147	29,382
	Morgan Stanley	284,801	24,533
	BlackRock Inc.	30,395	20,337
	Marsh & McLennan Cos. Inc.	126,243	20,193
	American Express Co.	110,962	18,733
	MSCI Inc.	33,325	14,741
	Aon plc Class A	52,840	14,566
	Intercontinental Exchange Inc.	131,318	13,446
	Discover Financial Services	118,023	13,394
	Moody's Corp.	43,768	13,199
*	SVB Financial Group	24,077	11,763
	First Republic Bank	73,494	11,394
	Capital One Financial Corp.	81,421	10,411
	T. Rowe Price Group Inc.	65,736	8,354
	Ameriprise Financial Inc.	27,709	7,655
	Arthur J Gallagher & Co.	37,651	6,097
	Nasdaq Inc.	37,389	5,805
	Signature Bank	25,686	5,555
	Synchrony Financial	121,880	4,515
	Raymond James Financial Inc.	45,245	4,456
	Brown & Brown Inc.	66,247	3,933
	Regions Financial Corp.	173,972	3,843
	Cincinnati Financial Corp.	28,900	3,695
	FactSet Research Systems Inc.	9,009	3,440
	Cboe Global Markets Inc.	25,395	2,852
	MarketAxess Holdings Inc.	7,458	2,101
	Comerica Inc.	24,163	2,011
	Zions Bancorp NA	29,908	1,706
	Franklin Resources Inc.	51,969	1,407
			481,366
Health Care (11.8%)
	Eli Lilly & Co.	325,519	102,031
	Thermo Fisher Scientific Inc.	161,559	91,696
	UnitedHealth Group Inc.	162,188	80,572
	Pfizer Inc.	1,242,697	65,913

		Shares	Market Value ($000)
	AbbVie Inc.	391,400	57,681
	Danaher Corp.	177,425	46,808
	Abbott Laboratories	384,205	45,129
*	Regeneron Pharmaceuticals Inc.	43,755	29,086
	Amgen Inc.	94,682	24,309
*	Intuitive Surgical Inc.	101,199	23,037
	Zoetis Inc.	128,020	21,882
*	Moderna Inc.	144,617	21,017
*	Vertex Pharmaceuticals Inc.	62,622	16,823
*	Edwards Lifesciences Corp.	161,269	16,264
	Stryker Corp.	56,436	13,234
*	IQVIA Holdings Inc.	57,158	12,303
	HCA Healthcare Inc.	56,926	11,977
*	Dexcom Inc.	39,734	11,838
	West Pharmaceutical Services Inc.	30,370	9,426
	Agilent Technologies Inc.	73,875	9,423
*	IDEXX Laboratories Inc.	24,005	9,401
*	Align Technology Inc.	30,080	8,351
	PerkinElmer Inc.	51,724	7,742
*	Mettler-Toledo International Inc.	5,933	7,631
*	Illumina Inc.	31,383	7,516
	ResMed Inc.	34,739	7,068
*	Waters Corp.	18,542	6,081
	Bio-Techne Corp.	16,113	5,957
*	Hologic Inc.	75,927	5,715
	Laboratory Corp. of America Holdings	20,206	4,985
*	Charles River Laboratories International Inc.	20,689	4,843
*	Catalent Inc.	44,106	4,546
	STERIS plc	17,274	3,942
*	Molina Healthcare Inc.	11,748	3,409
	Quest Diagnostics Inc.	22,462	3,168
*	ABIOMED Inc.	10,282	2,711
*	Bio-Rad Laboratories Inc. Class A	4,853	2,610
*	Incyte Corp.	33,103	2,512
			808,637
Industrials (3.3%)
	Union Pacific Corp.	107,051	23,528
	United Parcel Service Inc. Class B	128,523	23,423
	Deere & Co.	52,897	18,926
	Waste Management Inc.	80,439	12,750
	Equifax Inc.	49,994	10,128
	Illinois Tool Works Inc.	47,986	9,985
	Old Dominion Freight Line Inc.	38,182	9,860
	Johnson Controls International plc	175,592	9,572
	L3Harris Technologies Inc.	33,747	8,130
	Expeditors International of Washington Inc.	69,511	7,566
*	Copart Inc.	59,481	6,812
	Cintas Corp.	16,630	6,624
*	Generac Holdings Inc.	25,826	6,381
	Fastenal Co.	113,131	6,059
	Verisk Analytics Inc.	33,669	5,889
*	TransDigm Group Inc.	9,508	5,756
*	United Rentals Inc.	17,832	5,317
	Rockwell Automation Inc.	24,793	5,286
	Otis Worldwide Corp.	69,721	5,187
	Republic Services Inc.	37,701	5,046
	Quanta Services Inc.	31,580	3,758
	Dover Corp.	27,194	3,642

		Shares	Market Value ($000)
	JB Hunt Transport Services Inc.	20,368	3,515
	Jacobs Engineering Group Inc.	23,302	3,264
	Nordson Corp.	13,282	2,894
	Robert Half International Inc.	30,531	2,752
	Masco Corp.	47,292	2,681
	Xylem Inc.	30,359	2,558
	IDEX Corp.	12,727	2,438
	Pentair plc	39,387	1,976
	Fortune Brands Home & Security Inc.	25,024	1,735
	A O Smith Corp.	27,015	1,624
	Rollins Inc.	40,975	1,453
			226,515
Information Technology (44.0%)
	Apple Inc.	6,356,306	946,073
	Microsoft Corp.	3,073,665	835,637
	NVIDIA Corp.	1,024,990	191,386
*	Adobe Inc.	193,406	80,550
	QUALCOMM Inc.	462,060	66,176
*	Advanced Micro Devices Inc.	625,259	63,689
	Visa Inc. Class A	292,373	62,033
	Mastercard Inc. Class A	166,308	59,517
	Broadcom Inc.	96,493	55,978
	Intuit Inc.	116,109	48,123
	Oracle Corp.	645,989	46,460
	Accenture plc Class A	150,285	44,854
	Applied Materials Inc.	364,074	42,702
*	Salesforce Inc.	246,363	39,477
*	ServiceNow Inc.	82,001	38,333
	Cisco Systems Inc.	778,204	35,058
	Texas Instruments Inc.	185,539	32,796
	Lam Research Corp.	57,201	29,746
	KLA Corp.	61,798	22,547
*	PayPal Holdings Inc.	257,948	21,980
	Automatic Data Processing Inc.	91,279	20,350
*	Cadence Design Systems Inc.	113,643	17,470
*	Fortinet Inc.	55,635	16,364
*	Synopsys Inc.	42,163	13,458
	NXP Semiconductors NV	68,688	13,034
*	Autodesk Inc.	57,708	11,989
*	Enphase Energy Inc.	54,903	10,222
*	Arista Networks Inc.	91,979	9,408
	Amphenol Corp. Class A	130,065	9,216
	Motorola Solutions Inc.	40,812	8,968
*	Gartner Inc.	33,705	8,844
	Paychex Inc.	69,697	8,631
	HP Inc.	221,833	8,616
*	Keysight Technologies Inc.	56,248	8,190
	Monolithic Power Systems Inc.	17,772	8,004
	Microchip Technology Inc.	109,325	7,942
*	EPAM Systems Inc.	23,252	7,871
	Teradyne Inc.	66,817	7,300
*	ANSYS Inc.	22,160	5,770
	CDW Corp.	32,847	5,579
*	Zebra Technologies Corp. Class A	15,874	5,368
	Seagate Technology Holdings plc	60,350	5,110
	NetApp Inc.	64,695	4,655
*	SolarEdge Technologies Inc.	16,186	4,415
*	Paycom Software Inc.	14,795	4,207

		Shares	Market Value ($000)
*	Trimble Inc.	57,706	3,927
*	Tyler Technologies Inc.	10,415	3,706
	Skyworks Solutions Inc.	31,585	3,439
*	VeriSign Inc.	18,642	3,254
	Broadridge Financial Solutions Inc.	21,087	3,083
*	Akamai Technologies Inc.	27,937	2,823
*	PTC Inc.	21,570	2,514
*	Qorvo Inc.	21,821	2,439
*	F5 Inc.	13,199	2,152
*	Ceridian HCM Holding Inc.	22,895	1,289
			3,022,722
Materials (1.4%)
	Linde plc	107,171	34,796
	Sherwin-Williams Co.	52,388	14,042
	Freeport-McMoRan Inc.	264,859	10,351
	Albemarle Corp.	32,641	8,500
	Nucor Corp.	60,173	7,971
	CF Industries Holdings Inc.	52,821	5,217
	Martin Marietta Materials Inc.	14,859	5,043
	Vulcan Materials Co.	26,161	4,313
	Avery Dennison Corp.	17,345	2,993
	Celanese Corp.	19,015	2,976
	Sealed Air Corp.	33,332	2,073
			98,275
Real Estate (2.3%)
	American Tower Corp.	95,226	24,390
	Prologis Inc.	185,049	23,590
	Crown Castle International Corp.	79,737	15,122
	Public Storage	36,885	12,196
	Equinix Inc.	16,985	11,670
	Extra Space Storage Inc.	54,875	9,779
	Simon Property Group Inc.	80,873	9,272
	SBA Communications Corp.	24,967	8,404
	Camden Property Trust	41,927	6,016
*	CBRE Group Inc. Class A	68,678	5,689
	Duke Realty Corp.	101,329	5,353
	Mid-America Apartment Communities Inc.	29,330	5,309
	Weyerhaeuser Co.	128,789	5,090
	AvalonBay Communities Inc.	24,020	4,995
	Iron Mountain Inc.	72,542	3,910
	Essex Property Trust Inc.	11,779	3,344
	UDR Inc.	67,525	3,228
	Federal Realty Investment Trust	12,221	1,405
			158,762
Utilities (0.1%)
	NRG Energy Inc.	100,539	4,629
Total Common Stocks (Cost $5,773,549)			6,851,671

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $8,847)	0.854%	88,490	8,848
Total Investments (99.9%) (Cost $5,782,396)				6,860,519
Other Assets and Liabilities—Net (0.1%)				6,832
Net Assets (100%)				6,867,351
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2022	31	7,841	(105)
E-mini S&P 500 Index	June 2022	15	3,098	(15)
				(120)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Advanced Micro Devices Inc.	8/31/22	BANA	3,848	(0.797)	733	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2022, the counterparties had deposited in segregated accounts cash of $260,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,851,671	—	—	6,851,671
Temporary Cash Investments	8,848	—	—	8,848
Total	6,860,519	—	—	6,860,519

Derivative Financial Instruments
Assets
Swap Contracts	—	733	—	733
Liabilities
Futures Contracts[1]	120	—	—	120
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.